UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2007 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares		Value
COMMON STOCKS—99.15%
Banks—10.56%
432	Mitsubishi UFJ Financial Group, Inc.	5,191,538
540	Mizuho Financial Group, Inc.	3,866,985
80,000	The Bank of Fukuoka, Ltd.	632,151
140,000	The Bank of Yokohama, Ltd.	1,123,549
245,000	The Sumitomo Trust & Banking Co., Ltd.	2,603,465
		13,417,688
Chemicals—4.11%
174,000	Asahi Kasei Corp.	1,148,638
120,000	Daicei Chemical Industries Ltd.	855,379
30,000	Hitachi Chemical Co., Ltd.	691,415
31,000	Shin-Etsu Chemical Co., Ltd.	2,000,494
125,000	Toyo Ink Manufacturing Co., Ltd.	519,590
		5,215,516
Commerce—0.76%
45,000	Canon Sales Co., Inc.	970,450

Communication—4.26%
22	KDDI Corp.	154,646
660	NTT Corp.	3,270,393
1,050	NTT DoCoMo, Inc.	1,590,254
6,400	Obic Business Consultants Co., Ltd.	399,309
		5,414,602
Construction—2.52%
90,000	Daiwa House Industry Co., Ltd.	1,511,235
210,000	Haseko Corp.*	803,770
80,000	Sumitomo Forestry Co., Ltd.	882,377
		3,197,382
Electric Appliances—14.02%
110,000	Anritsu Corp.	656,433
66,000	Canon Inc.	3,449,667
10,000	Fanuc Ltd.	917,771
262,000	Fujitsu Ltd.	1,951,683
27,000	Hamamatsu Photonics K.K.	793,399
168,000	Matsushita Electric Industrial Co., Ltd.	3,318,792
70,000	Mitsubishi Electric Corp.	629,764
9,000	Murata Manufacturing Co., Ltd.	632,645
45,200	Omron Corp.	1,209,153
27,000	Star Micronics Co., Ltd.	558,935
20,000	TDK Corp.	1,669,273
6,000	Tokyo Electron Ltd.	421,269
200	Wacom Co., Ltd.	594,288
62,000	Yokogawa Electric Corp.	1,003,819
		17,806,891
Electric Power & Gas—3.02%
42,000	Kyushu Electric Power Co., Inc.	1,171,948
36,000	Tohoku Electric Power Co., Inc.	939,337
51,000	Tokyo Electric Power Co., Inc.	1,725,327
		3,836,612

Electronics—0.44%
13,000	Elpida Memory, Inc.*	559,635

Foods—0.61%
76,000	Nisshin Seifun Group Inc.	778,204

Glass & Ceramic Products—1.00%
63,000	NGK Spark Plug Co., Ltd.	1,273,068

Insurance—1.97%
190,000	Aioi Insurance Co., Ltd.	1,312,124
100,000	Mitsui Sumitomo Insurance Co., Ltd.	1,186,929
		2,499,053
Iron & Steel—3.14%
32,000	JFE Holdings, Inc.	1,762,120
380,000	Nippon Steel Corp.	2,227,015
		3,989,135
Land Transportation—3.02%
430	East Japan Railway Co.	2,962,466
132,000	Tokyu Corp.	880,072
		3,842,538
Machinery—6.89%
73,000	JTEKT Corp.	1,463,125
140,000	Kawasaki Heavy Industries, Ltd.	540,456
95,000	Komatsu Ltd.	1,993,991
40,000	Makita Corp.	1,372,953
545,000	Mitsubishi Heavy Industries Ltd.	2,781,299
5,000	Miura Co., Ltd.	118,940
20,000	THK Co., Ltd.	480,698
		8,751,462
Marine Transportation—0.63%
106,000	Nippon Yusen Kabushiki Kaisha	805,317

Metal Products—1.38%
120,000	NHK Spring Co., Ltd.	1,249,486
17,000	Rinnai Corp.	503,745
		1,753,231
Non-Ferrous Metals—2.04%
170,000	Sumitomo Electric Industries, Ltd.	2,585,892

Other Financing Business—2.52%
65,500	Hitachi Capital Corp.	1,291,238
6,700	Orix Corp.	1,908,141
		3,199,379
Other Products—1.37%
55,000	Dai Nippon Printing Co., Ltd.	856,531
62,000	Namco Bandai Holdings Inc.	887,974
		1,744,505
Pharmaceutical—4.58%
33,300	Eisai Co., Ltd.	1,696,658
26,000	Ono Pharmaceuticals Co., Ltd.	1,264,795
44,000	Takeda Pharmaceutical Co., Ltd.	2,850,276
		5,811,729
Precision Instruments—1.64%
99,000	Citizen Watch Co., Ltd.	804,288
32,000	Terumo Corp.	1,277,471
		2,081,759

Real Estate—2.96%
20,000	Atrium Co., Ltd.	637,089
65,000	Mitsui Fudosan Co., Ltd.	1,674,623
120,000	Tokyo Tatemono Co., Ltd.	1,448,020
		3,759,732
Retail Trade—1.99%
10,000	Gigas K’s Denki Corp.	282,328
16,000	Nishimatsuya Chain Co., Ltd.	275,907
39,500	Seven & I Holdings Co., Ltd.	1,180,221
26,500	Xebio Co., Ltd.	793,975
		2,532,431
Rubber Products—1.26%
74,000	Bridgestone Corp.	1,595,852

Securities—2.27%
143,000	Nomura Holdings Inc.	2,889,662

Services—2.99%
300	Dentsu Inc.	888,962
11,000	Nomura Research Institute, Ltd.	1,702,198
19,000	Secom Co., Ltd.	932,093
15,000	Toho Co., Ltd.	273,479
		3,796,732
Textile & Apparel—1.54%
300,000	Teijin Ltd.	1,693,967
35,000	Toray Industries Inc.	264,178
		1,958,145
Transportation Equipment—12.71%
42,000	Aisin Seiki Co., Ltd.	1,358,630
58,000	Denso Corp.	2,310,643
78,000	Honda Motor Co., Ltd.	3,049,634
35,000	Nissan Motor Co., Ltd.	434,439
32,000	Showa Corp.	533,377
100,000	Topy Industries Ltd.	416,495
123,000	Toyota Motor Corp.	8,048,811
		16,152,029
Wholesale Trade—2.95%
12,000	Autobacs Seven Co., Ltd.	435,591
35,000	Hitachi High-Technologies Corp.	1,048,646
36,000	Mitsubishi Corp.	723,022
100,000	Sumitomo Corp.	1,540,868
		3,748,127

Total Common Stocks (Cost—$101,271,854)		125,966,758

SHORT-TERM INVESTMENTS—0.11%

Principal
Amount
(000)			Value
U.S. DOLLAR TIME DEPOSIT—0.11%
140
	Bank of New York Time Deposit, 0.05%, due 2/1/07 (Cost—$140,305)		140,305

Total Investments—99.26% (Cost—$101,412,159)			126,107,063

Other assets less liabilities—0.74%			936,306

NET ASSETS
	(Applicable to 14,431,605 shares of capital stock outstanding; equivalent to $8.80 per share)	100.00%	$127,043,369

*              Non-income producing securities.

Item 2.             Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.             Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President and Treasurer

Date: February 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: February 6, 2007
John J. O’Keefe, Vice President and Treasurer

\s\ Hiroshi Kimura	Date: February 6, 2007

Hiroshi Kimura, Chairman